Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Schedule of Components of Other Financial Assets
The components of other financial assets are as follows:

	Yen in millions
	March 31,
	2020	2021
Financial assets measured at amortized cost
Security deposits	262	267
Other	189	205
Debt instruments mandatorily measured at FVTPL
Redeemable preferred shares	—	210
Equity instruments measured at FVOCI
Equity securities	5,604	5,870

Total	6,055	6,552

Other financial assets (current)	141	143
Other financial assets (non-current)	5,914	6,409

Fair Value of Major Shareholdings Within Equity Instrument Measured At Fair Value Through Other Comprehensive Income
The fair value of major shareholdings within equity instrument measured at FVOCI is as follows:

	Yen in millions
	March 31,
	2020	2021
Sumitomo Corporation	1,063	1,353
Nippon Kayaku Co., Ltd.	871	935
Alfresa Holdings Corporation	451	478
MEDIPAL HOLDINGS CORPORATION	440	463
Medical Ikkou Group Co., LTD.	497	419
Yakult Honsha Co., Ltd.	475	417
Daito Pharmaceutical Co., Ltd	260	316
Other	1,547	1,489

Total	5,604	5,870